Property, Plant and Equipment - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2017		Dec. 31, 2019	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2016
Property, Plant and Equipment
Property, plant and equipment		R$ 192,006			R$ 184,961	R$ 58,306
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 1,479			2,486	3,213
IT equipment [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
IT equipment [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 9,908			12,366	15,010
Furniture, equipment and fittings [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
Furniture, equipment and fittings [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 19,978			19,682	20,177
Property, buildings and improvements [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		5.00%
Property, buildings and improvements [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate		20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 315			4,538
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 159,873			145,436
Weighted average depreciation rate		12.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 453			453	R$ 19,906
Weighted average depreciation rate		10.00%
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 357,431			323,152
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		27,036			26,244
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		36,314			36,268
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		51,407			46,420
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment		315			4,538
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		241,906			209,229
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment		453			453
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment		(165,425)			(138,191)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		(25,557)			(23,758)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		(26,406)			(23,902)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		(31,429)			(26,738)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		(82,033)			(63,793)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment
Somos - Anglo (Predecessor)
Property, Plant and Equipment
Property, plant and equipment			R$ 57,260				R$ 56,852	R$ 58,728
Somos - Anglo (Predecessor) | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment			R$ 2,706				2,127	3,022
Somos - Anglo (Predecessor) | IT equipment [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			10.00%
Somos - Anglo (Predecessor) | IT equipment [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			33.00%
Somos - Anglo (Predecessor) | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment			R$ 8,629				7,078	10,722
Somos - Anglo (Predecessor) | Furniture, equipment and fittings [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			10.00%
Somos - Anglo (Predecessor) | Furniture, equipment and fittings [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			33.00%
Somos - Anglo (Predecessor) | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment			R$ 14,777				16,579	14,082
Somos - Anglo (Predecessor) | Property, buildings and improvements [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			5.00%
Somos - Anglo (Predecessor) | Property, buildings and improvements [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate			20.00%
Somos - Anglo (Predecessor) | In progress [member]
Property, Plant and Equipment
Property, plant and equipment			R$ 12,349	[1]			9,760	12,103	[1]
Somos - Anglo (Predecessor) | Land [member]
Property, Plant and Equipment
Property, plant and equipment	[2]		R$ 18,799				R$ 21,308	18,799
Weighted average depreciation rate			10.00%
Somos - Anglo (Predecessor) | Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment			R$ 125,633					120,805
Somos - Anglo (Predecessor) | Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment			22,626					21,176
Somos - Anglo (Predecessor) | Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment			32,644					33,058
Somos - Anglo (Predecessor) | Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment			39,215					35,669
Somos - Anglo (Predecessor) | Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	[1]		12,349					12,103
Somos - Anglo (Predecessor) | Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment			18,799					18,799
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment			(68,373)					(62,077)
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment			(19,920)					(18,154)
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment			(24,015)					(22,336)
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment			(24,438)					(21,587)
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	[1]
Somos - Anglo (Predecessor) | Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment

[1]	Substantially refers to building remodeling and improvements in the building for the preparatory course for university admission exams. Changes in property, plant and equipment are as follows:
[2]	Additions and disposals held in the period from January 1 to October 10, 2018 mostly refer to a sale and leaseback agreement of a property located in the city of São Paulo as further described in note 14.